Non-Interest Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Non-Interest Income and Expenses
Schedule of non-interest income and non-interest expenses

	2012	2011	2010
Non-interest income:
Service charges on deposit accounts	$2,589,333	$2,586,518	$2,635,334
Commissions and fees on sales of non-banking products	21,505,620	19,422,025	17,498,748
Cash surrender value increase	542,087	646,675	601,684
Gain on sale of loans	703,486	487,628	651,656
Other	1,272,530	1,511,483	1,500,888
Total non-interest income	$26,613,056	$24,654,329	$22,888,310

Non-interest expenses:
Salaries and employee benefits	$24,029,868	$23,065,164	$21,445,701
Building occupancy and equipment	4,674,793	4,838,369	4,996,850
FDIC and N.Y.S. assessment	419,624	609,682	860,121
Advertising	665,033	619,999	529,901
Postage and telephone	719,440	694,607	672,276
Director compensation	268,851	275,854	297,021
Professional fees	537,526	425,456	294,875
Consultant Fees	1,627,623	1,258,856	1,031,920
Travel and meetings	898,926	951,118	814,600
Insurance	486,498	374,539	321,423
Dues and subscriptions	249,051	212,434	207,287
Service fees	1,012,850	923,804	795,712
ORE expenses	135,378	129,672	57,476
Contributions	137,114	130,794	109,341
Sales tax	1,802	6,921	4,602
Other	930,899	838,792	755,942
Intangible amortization	338,877	390,706	411,990
Total non-interest expenses	$37,134,153	$35,746,767	$33,607,038